SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Revenue transactions with related parties	$ 47,328,701	$ 54,808,042	$ 205,415,542	$ 193,542,423
Finance lease receivables	353,104
Finance lease receivables Less: current portion	(157,532)
Finance lease receivables Non-current portion	195,572
Less: allowance for credit loss	(95,102)		(169,968)
Long-term investments in MCs – related parties			3,049,972	849,434
Notes payable – related parties Less: current portion	(1,422,976)		(26,255)	3,369,203
Notes payable – related parties Non-current portion	12,413		5,334	11,948,219
Beginning balance	2,836,013	3,238,209	3,238,209	2,867,455
Provision for credit loss		152,579	622,804	370,754
Reversal of credit loss	70,000		(1,025,000)
Ending balance	2,766,013	3,390,788	2,836,013	3,238,209
Other income	151,328	349,681	4,810,008	3,623,332
Cost of revenues transactions with related parties	9,595,617	15,288,667	49,365,035	56,238,385
Medical Corporation Shobikai [Member]
Related Party Transaction [Line Items]
Revenue transactions with related parties	11,552,455	13,118,597	53,862,520	56,554,316
Accounts receivable with related parties	7,648,748		5,091,430	9,251,427
Finance lease receivables	2,896,397		1,877,291	2,568,709
Long-term investments in MCs – related parties	6,690		6,378	7,090
Advances from customers	4,942,797		5,076,300	13,438,645
Notes payable – related parties	440,663		4,653	5,264,101
Other income			999,350
Medical Corporation Kowakai [Member]
Related Party Transaction [Line Items]
Revenue transactions with related parties	11,112,924	13,588,637	46,756,189	45,115,149
Accounts receivable with related parties	7,461,260		7,742,251	7,841,059
Finance lease receivables	3,550,329		2,490,705	2,779,347
Long-term investments in MCs – related parties	6,690		6,378	7,090
Advances from customers	1,120,652		1,801,034	4,237,765
Notes payable – related parties	447,543		14,672	3,855,650
Other income			568,092
Medical Corporation Nasukai [Member]
Related Party Transaction [Line Items]
Revenue transactions with related parties	12,290,845	12,060,223	46,355,437	45,893,461
Accounts receivable with related parties	8,295,382		8,552,722	8,447,448
Finance lease receivables	5,425,363		3,872,683	2,019,117
Long-term investments in MCs – related parties	6,690		6,378	7,090
Advances from customers	1,259,764		1,745,069	4,117,597
Notes payable – related parties	343,975		8,827	4,099,032
Other income			764,809
Medical Corporation Aikeikai [Member]
Related Party Transaction [Line Items]
Revenue transactions with related parties	3,642,703	5,608,462	17,997,072	21,521,302
Accounts receivable with related parties	3,195,449		3,071,378	4,661,649
Finance lease receivables	1,049,653		1,047,821	1,782,124
Long-term investments in MCs – related parties	6,690		6,378	7,090
Advances from customers	146,893		379,931	1,168,947
Notes payable – related parties	125,388		2,236	1,561,642
Other income			316,352
Medical Corporation Jukeikai [Member]
Related Party Transaction [Line Items]
Revenue transactions with related parties	1,173,970	1,905,912	5,666,907	4,518,846
Accounts receivable with related parties	958,190		993,944	1,358,213
Finance lease receivables	359,056		500,244	335,317
Long-term investments in MCs – related parties	7,195,144		6,859,913	7,626,184
Advances from customers	67,861		140,170	85,044
Notes payable – related parties	32,988			268,552
Other income			24,474
Medical Corporation Ritz Cosmetic Surgery [Member]
Related Party Transaction [Line Items]
Revenue transactions with related parties	1,513,623	908,314	7,435,446	2,603,405
Accounts receivable with related parties	945,756		817,283	520,891
Finance lease receivables	2,165,097		2,479,771	79,439
Long-term investments in MCs – related parties	11,469,881		10,935,485	12,157,011
Advances from customers	26,294		45,701	10,177
Notes payable – related parties	44,832		1,201	268,445
Japan Medical and Beauty Inc [Member]
Related Party Transaction [Line Items]
Revenue transactions with related parties	9,833	10,105	39,620	488,023
Accounts receivable with related parties				139,767
Accounts payable	1,032,052		659,044
Cost of revenues transactions with related parties	3,299,356	1,797,359
Hariver Inc [Member]
Related Party Transaction [Line Items]
Revenue transactions with related parties	4,917	5,052	19,810	21,740
SBC China Inc [Member]
Related Party Transaction [Line Items]
Revenue transactions with related parties			2,512	467
Accounts receivable with related parties			137	45
SBC Medical Promotion Foundation [Member]
Related Party Transaction [Line Items]
Revenue transactions with related parties	11	53	107	387
Accounts receivable with related parties	48		36	37
General Incorporated Association SBC [Member]
Related Party Transaction [Line Items]
Revenue transactions with related parties			801	569
SBC Tokyo Medical University [Member]
Related Party Transaction [Line Items]
Revenue transactions with related parties	14,162	32,805	45,286	231,191
Accounts receivable with related parties	648		536	66,546
Accounts payable	33,448
Cost of revenues transactions with related parties	89,394
Yoshiyuki Aikawa [Member]
Related Party Transaction [Line Items]
Revenue transactions with related parties	29,187	43,458	98,445	67,516
Due to related party	2,822,537		2,823,590	3,583,523
Mizuho Yamashita [Member]
Related Party Transaction [Line Items]
Revenue transactions with related parties				19,214
Amulet Inc [Member]
Related Party Transaction [Line Items]
Revenue transactions with related parties				3,587
AI Med Inc [Member]
Related Party Transaction [Line Items]
Revenue transactions with related parties	92	149	787	556,397
Accounts receivable with related parties	35		33	2,329
SBC Irvine MC [Member]
Related Party Transaction [Line Items]
Revenue transactions with related parties	201,785	334,720	1,204,107	1,298,539
Accounts receivable with related parties	849,828		693,850
Due from related party, net	2,766,013		2,836,013	3,238,209
Medical Corporation Association Furinkai [Member]
Related Party Transaction [Line Items]
Revenue transactions with related parties	2,634,692	2,292,637	11,708,183	2,923,608
Accounts receivable with related parties	956,271		1,263,602	1,039,074
Finance lease receivables	1,921,603		1,891,412
Advances from customers	980,578		940,007
Medical Corporation Association Junikai [Member]
Related Party Transaction [Line Items]
Revenue transactions with related parties	1,069,239	557,778	3,923,228	851,105
Accounts receivable with related parties	245,846		283,298	348,187
Finance lease receivables	531,881		197,452
Advances from customers	1,587,516		1,594,926
General Incorporated Association Taiseikai [Member]
Related Party Transaction [Line Items]
Revenue transactions with related parties			692
SBC Shonan Osteopathic Clinic Inc.[Member]
Related Party Transaction [Line Items]
Revenue transactions with related parties		1,773	56,740	69,227
Accounts receivable with related parties	245		4
Finance lease receivables	30,111		32,788
Advances from customers	22,779		16,395
Related Party [Member]
Related Party Transaction [Line Items]
Revenue transactions with related parties	45,257,145	50,470,207	195,173,889	182,738,049
Accounts receivable with related parties	30,557,912		28,846,680	33,676,672
Finance lease receivables	17,929,490		14,390,167	9,564,053
Finance lease receivables Less: current portion	(7,281,088)		(5,992,585)	(6,143,564)
Finance lease receivables Non-current portion	10,648,402		8,397,582	3,420,489
Due from related party, net
Less: allowance for credit loss	(2,766,013)		(2,836,013)	(3,238,209)
Long-term investments in MCs – related parties	18,691,785		17,820,910	19,811,555
Accounts payable	1,141,762		659,044
Advances from customers	10,155,134		11,739,533	23,058,175
Notes payable – related parties	1,435,389		31,589	15,317,422
Due to related party	2,822,537		2,823,590	3,583,523
Other income			2,673,077
Cost of revenues transactions with related parties	3,456,928	1,797,359
Kijimadairakanko Inc [Member]
Related Party Transaction [Line Items]
Revenue transactions with related parties	43
Accounts receivable with related parties	61		336,176
Accounts payable	76,262
Cost of revenues transactions with related parties	68,178
Medical Corporation Association Junikaii [Member]
Related Party Transaction [Line Items]
Finance lease receivables			197,452
SBC Shonan Osteopathic Clinic Co Ltd [Member]
Related Party Transaction [Line Items]
Advances from customers			16,395
SBC Inc.[Member]
Related Party Transaction [Line Items]
Revenue transactions with related parties	108	1,532
Accounts receivable with related parties	145		$ 137
Skynet Academy Co., Ltd. [Member]
Related Party Transaction [Line Items]
Revenue transactions with related parties	$ 6,556